Loss per Share (Tables)	12 Months Ended
Oct. 31, 2016
Earnings Per Share [Abstract]
Share-based Compensation, Performance Shares Award Outstanding Activity

The table below provides total potential shares outstanding, including those that are anti-dilutive, on October 31:

	October 31,
	2016	2015
Shares issuable upon conversion of preferred stock	2,783,000	3,076,137
Shares issuable upon exercise of warrants	187,500	-
Shares issuable upon exercise of stock options	382,020	96,581
Non-vested shares under restricted stock grants	274,832	230,799